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Colonial
Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621
617-426-3750







March 2, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust III (the "Trust")
         The Colonial Fund
         Colonial International Fund for Growth (the "Funds")
         File Nos. 811-881 & 2-15184

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated February 27,1998 for the Funds does not differ from that contained in Post-Effective Amendment No. 100 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 27, 1998.

The Funds' Prospectuses and Statements of Additional Information dated
February 27, 1998, are now being used in connection with the public offering and sale of shares of the Fund. Also, a Prospectus Supplement dated January 15, 1998, filed electronically with the Securities and Exchange Commission on January 15, 1998, is being used in connection with the public offering and sale of shares of the Fund.

Each Fund is a separate portfolio of the Trust.

Very truly yours,

COLONIAL TRUST III on behalf of
The Colonial Fund and Colonial
International Fund for Growth


By:Ellen Harrington
     Assistant Secretary

cc:       T. Festekjian
          R. Leveille
          M. Muller
          J. Lennon
          G. Johnson
          L. Finnemore
          W. Hill
          D. Harris
          M.C. Telman
          D. Young (2)
          E. Edson